Balance sheet Components - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Depletion and Amortization, Nonproduction [Abstract]
Depreciation and amortization expense	$ 12,100	$ 7,400
Amortization of Intangible Assets	$ 3,800	$ 0
Weighted-average amortization period of intangible assets	3 years 6 months 25 days